Commitments and Contingencies	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies [Abstract]
Commitments and Contingencies
8.	Commitments and Contingencies

(a) Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company’s vessels. Currently, management is not aware of any claims or contingent liabilities, which should be disclosed, or for which a provision should be established and has not in the accompanying unaudited interim consolidated financial statements.

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying unaudited interim consolidated financial statements.
The Company’s vessels are covered for pollution in the amount of $1 billion per vessel per incident, by the protection and indemnity association (“P&I Association”) in which the Company’s vessels are entered. The Company’s vessels are subject to calls payable to their P&I Association and may be subject to supplemental calls which are based on estimates of premium income and anticipated and paid claims. Such estimates are adjusted each year by the Board of Directors of the P&I Association until the closing of the relevant policy year, which generally occurs within three years from the end of the policy year.  Supplemental calls, if any, are expensed when they are announced and according to the period they relate to. The Company is not aware of any supplemental calls outstanding in respect of any policy year.
(b) As of June 30, 2025, the Company has entered into four shipbuilding contracts for the construction of four product/crude oil tankers (Note 5). As of June 30, 2025, the remaining aggregate instalments under the contracts for the construction of Hulls H1515, H1596, H1597 and H1624 amount to $167,139.

(c) As of June 30, 2025, part of the Company’s fleet was operating under time-charters. The minimum contractual annual charter revenues, net of related commissions to third parties (including related parties), to be generated from the existing as of June 30, 2025, non-cancelable time charter contract for the operating fleet are estimated at $32,008 until June 30, 2026, and at $2,348 until June 30, 2027.

(d) The Company, its Chief Executive Officer, Chairperson of the Board, five former directors of the Company, and two entities affiliated with the Company’s Chief Executive Officer and Chairperson of the Board were named as defendants in a lawsuit commenced on October 27, 2023 in New York State Supreme Court, County of New York, by the attorneys of a purported shareholder of the Company, Sphinx Investment Corp., the plaintiff. The complaint alleged, among other things, violations of fiduciary duties by the named defendants in connection with an exchange offer commenced by the Company in December 2021.  The plaintiff purported to seek, among other things, a declaration that the Series C Preferred Shares held by the defendants are void and not entitled to vote; an order cancelling such Series C Preferred Shares, or, in the alternative, an order requiring the Company to issue additional Series C Preferred Shares to non-defendant common stockholders to put them in the same economic, voting, governance and other position as they would have been in had the Series C Preferred Shares issued to the defendants not been issued; and unspecified damages in an amount, if any, to be proven at trial. In January 2024, the defendants filed motions to dismiss the lawsuit. In August 2024, the Supreme Court of the State of New York granted the Company’s motions to dismiss the lawsuit, on the basis that New York lacked personal jurisdiction over the defendants. Subsequently, in August 2024, Sphinx initiated legal proceedings in the High Court of the Republic of the Marshall Islands against the same defendants that had been named in the New York lawsuit. The complaint filed in the High Court of the Republic of the Marshall Islands is substantially similar to the complaint previously filed in New York. The defendants filed motions to dismiss the complaint in the High Court of the Republic of the Marshall Islands. The parties have completed briefing on those motions to dismiss.  The Company, although it cannot predict its outcome, believes that the lawsuit is entirely without merit and will vigorously defend against the lawsuit.